Property, plant and equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation Expense	€ 836,000,000	€ 650,000,000	€ 603,000,000
Property, Plant and Equipment, Pledged as Security	0	0	0
Property, Plant and Equipment Impairment	115,000,000	290,000,000	56,000,000
Reversals Previous Impairment Charges on Property Plant and Equipment	€ 42,000,000	74,000,000	30,000,000
Percentage of Discount and Growth Rate	1.00%
Percentage of Specific Rate Based on Valuation and Cash Flow Projection	5.00%
Percentage of Declining Growth Rate on Satellites and Orbital Slot Rights	1.00%
Increase in Impairment on Satellites and Orbital Slot Rights	€ 13,000,000
Percentage of Increase in Growth Rate on Satellites and Orbital Slot Rights after Discount Rate	1.00%
Increase in Impairment on Satellites and Orbital Slot Rights after Discount Rate	€ 34,000,000
Percentage of Increase in Growth Rate Taken Together on Satellites And Orbital Slot Rights after Discount Rate	1.00%
Percentage of Declining Growth Rate on Satellites and Orbital Slot Rights after Discount Rate	1.00%
Decrease in Impairment on Satellites and Orbital Slot Rights after Discount Rate	€ 78,000,000
Percentage of Reduction in Growth Rate on Satellites and Orbital Slot Rights	5.00%
Increase in Impairment on Satelights	€ 52,000,000
Geo Satelites [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation Expense	8,000,000
Space Segment Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Impairment	€ 73,000,000	€ 216,000,000	€ 26,000,000